Group Balance Sheet - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Property, plant and equipment	R 29,186	R 27,749
Intangible assets	536	533
Restricted cash	107	92
Restricted investments	3,535	3,301
Investments in associates	146	110
Inventories	47	43
Deferred tax assets	531	1
Other non-current assets	388	333
Derivative financial assets	50	197
Total non-current assets	34,526	32,359
Current assets
Inventories	2,421	1,967
Restricted cash	62	44
Trade and other receivables	1,308	1,064
Derivative financial assets	18	309
Cash and cash equivalents	6,357	993
Total current assets	10,166	4,377
Total assets	44,692	36,736
Share capital and reserves
Attributable to equity holders of the parent company	23,371	22,614
Share capital and premium	32,937	29,551
Other reserves	3,017	4,773
Accumulated loss	(12,583)	(11,710)
Non-controlling interest	4	0
Total equity	23,375	22,614
Non-current liabilities
Deferred tax liabilities	996	688
Provision for environmental rehabilitation	3,408	3,054
Provision for silicosis settlement	717	942
Retirement benefit obligation	193	201
Borrowings	7,463	5,826
Other non-current liabilities	101	5
Derivative financial liabilities	879	172
Total non-current liabilities	13,757	10,888
Current liabilities
Provision for silicosis settlement	175	0
Borrowings	255	89
Trade and other payables	3,006	2,875
Derivative financial liabilities	4,124	270
Total current liabilities	7,560	3,234
Total equity and liabilities	R 44,692	R 36,736